Scope of Consolidation and Summary of Significant Accounting Policies - Leases, hedge accounting and deferred offering costs (Details) € in Thousands	12 Months Ended
Jun. 30, 2021 EUR (€)
Disclosure of detailed information about borrowings
Impairment loss, right-of-use assets	€ 0
Increase (decrease) in net sales from application of hedge accounting	€ 1,028
Minimum | Lease liabilities
Disclosure of detailed information about borrowings
Borrowings, interest rate	0.96%
Maximum | Lease liabilities
Disclosure of detailed information about borrowings
Borrowings, interest rate	6.21%